Financial liabilties designated at fair value - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	$ 5,343	$ 4,413
Total gains/(losses) recognised in profit or loss	(4,107)	(1,672)
HSBC Holdings
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	3,370	2,681
Total gains/(losses) recognised in profit or loss	$ (2,209)	$ (1,202)